Debt Securities Available for Sale - Debt securities available- for-sale - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale
Proceeds from sale of debt securities available-for-sale	$ 235,992	$ 5,103	$ 99,445
Gross unrealized losses	298,348	1,888
US Treasury Securities
Debt Securities, Available-for-sale
Proceeds from sale of debt securities available-for-sale	236,000	5,000
Gross unrealized losses	102,059	0
Obligations of U.S. Government sponsored entities
Debt Securities, Available-for-sale
Gross unrealized losses	$ 0	$ 0